Subsequent Events		5 Months Ended	9 Months Ended	12 Months Ended
	May 31, 2021	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events [Line Items]
Subsequent Events

9. Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed consolidated financial statements were available to be issued:

On October 28, 2021, the Shelf and Spartacus announced that the previously announced transactions contemplated by the Merger Agreement were consummated and accordingly, the Shelf filed a Current Report on Form 8-K, on October 28, 2021, as amended by the Current Reports on Form 8-KA, filed on October 28, 2021 and October 29, 2021, with the SEC disclosing the effect of the consummated Business Combination (the “Business Combination Filings”). In connection with the Transactions (as defined below), the Shelf changed its name to “NextNav Inc.” The ticker symbols for NextNav Inc.’s common stock and warrants on The Nasdaq Capital Market are “NN” and “NNAVW,” respectively.

As disclosed in the Business Combination Filings, as a result of the Business Combination and the related transactions (the “Transactions”), the Company and its various operating subsidiaries became wholly owned subsidiaries of NextNav Inc., with the equity holders of the Company and Spartacus’ stockholders becoming stockholders in NextNav Inc.

While the legal acquirer in the Business Combination is Spartacus, for financial accounting and reporting purposes under GAAP the Company is deemed to be the accounting acquirer, with the Business Combination being accounted for as a “reverse recapitalization.” A reverse recapitalization does not result in a new basis of accounting, and the financial statements of NextNav Inc. will represent the continuation of the financial statements of the Company in many respects. Under this method of accounting, Spartacus will be treated as the “acquired” company for financial reporting purposes.

Immediately after the consummation of the Business Combination, NextNav Inc.’s cash balance increased by approximately $104.2 million, predominantly derived from the PIPE Financing (defined below) and the cash from Spartacus’ trust account, after giving effect to the redemption of Spartacus’ public shares, transaction fees and fully paying off the Company’s debt facility (as further discussed below). Immediately before the closing of the Business Combination, Spartacus issued and sold in a private placement an aggregate of 20.5 million shares of its Class A common stock at $10.00 per share (the “PIPE Financing “).

Pursuant to the Merger Agreement, the aggregate consideration paid in the Transactions to the Company’s equity holders consisted of 67,419,627 shares of NextNav Inc.’s common stock, a warrant to purchase 4,320,133 shares of NextNav Inc.’s common stock, and options for units in the Company were converted by their terms into options to purchase 1,968,861 shares of NextNav Inc.’s common stock.

Upon consummation of the Business Combination, AT&T elected to exchange its Vendor Warrants in the Company for a new warrant to purchase 4,320,133 shares of common stock in NextNav Inc. at an exercise price of $0.01 (the “Public Warrant”) and the outstanding Financing Warrants were exercised by the holders and immediately converted to common stock in NextNav Inc.

In connection with the Business Combination, the Company used a portion of the post-Business Combination proceeds to pay the outstanding balance at October 28, 2021 of $96.8 million on the Financing Agreement, which represented the full outstanding principal, accrued cash interest and PIK interest, and other applicable fees.

13. Subsequent Events

The Company has completed an evaluation of all subsequent events through June 25, 2021, the date the financial statements were available to be issued to ensure that these financial statements include appropriate disclosure of events both recognized in the financial statements and events which occurred but were not recognized in the financial statements. Except as disclosed below, the Company has concluded that no subsequent event has occurred that require disclosure.

In June of 2021, NextNav entered into an amendment to the Fortress Financing Agreement. Under the terms of the amendment, the amount available to fund operations of the NextNav was increased from $65 million to $80 million with the remainder available to fund costs incurred pursuant to the agreement, including legal and advisor costs and cash interest. The total amount committed under the agreement is unchanged at $105.3 million.

Spartacus Acquisition Shelf Corp. [Member]
Subsequent Events [Line Items]
Subsequent Events

4.    Subsequent Events

On June 3, 2021, the Company formed the Merger Entities (as defined below) for the benefit of consummating the transactions described below. Each of the Merger Entities is a wholly owned subsidiary of the Company and has issued common stock and ownership interests to the Company in consideration of its payment of incorporation expenses.

On June 9, 2021, SPAC entered into an Agreement and Plan of Merger (the “Merger Agreement”) with the Company, NextNav, LLC, a Delaware limited liability company, NextNav Holdings, LLC, a Delaware limited liability company (“Holdings”), NEA 14 NextNav Blocker, LLC, a Delaware limited liability company (“NEA Blocker”), Oak NextNav Blocker, LLC, a Delaware limited liability company (“Oak Blocker”), Columbia Progeny Partners IV, Inc., a Delaware corporation (“Columbia Blocker”), Global Long Short Partners Aggregating Holdings Del VII LLC, a Delaware limited liability company (“GS Blocker 1”), Global Private Opportunities Partners Holdings II Corp., a Delaware corporation, (“GS Blocker 2,” and collectively with NEA Blocker, Oak Blocker, Columbia Blocker, and GS Blocker 1, the “Blockers”), SASC (SPAC) Merger Sub 1 Corporation, a Delaware corporation (“MS 1”), SASC (Target) Merger Sub 2 LLC, a Delaware limited liability company (“MS 2”), SASC (NB) Merger Sub 3 LLC, a Delaware limited liability company (“MS 3”), SASC (OB) Merger Sub 4 LLC, a Delaware limited liability company (“MS 4”), SASC (CB) Merger Sub 5 Corporation, a Delaware corporation (“MS 5”), SASC (GB1) Merger Sub 6 LLC, a Delaware limited liability company (“MS 6”) , and SASC (GB2) Merger Sub 7 Corporation, a Delaware corporation (“MS 7,” and collectively with MS 1, MS 2, MS 3, MS 4, MS 5, and MS 6, the “Merger Entities”). The Merger Entities, are each wholly owned subsidiaries of the Company. The Merger Agreement provides for, among other things, (a) MS 1 to be merged with and into SPAC, with SPAC surviving the merger; (b) MS 2 to be merged with and into Holdings, with Holdings surviving the merger; (c) MS 3 to be merged with and into NEA Blocker, with NEA Blocker surviving the merger; (d) MS 4 to be shall be merged with and into Oak Blocker, with Oak Blocker surviving the merger; (e) MS 5 to be merged with and into Columbia Blocker, with Columbia Blocker surviving the merger; (f) MS 6 to be merged with and into GS Blocker 1, with GS Blocker 1 surviving the merger; and (g) MS 7 to be merged with and into GS Blocker 2, with GS Blocker 2 surviving the merger.

As a result of the transactions contemplated in the Merger Agreement, SPAC, NEA Blocker, Oak Blocker, Columbia Blocker, GS Blocker 1, GS Blocker 2 and Holdings and the various operating subsidiaries of Holdings, will become wholly owned subsidiaries of the Company, and the SPAC’s stockholders, the equity holders of each of NEA Blocker, Oak Blocker, Columbia Blocker, GS Blocker 1, GS Blocker 2, and the equity holders of Holdings, will become stockholders of the Company.

Spartacus Acquisition Corp [Member]
Subsequent Events [Line Items]
Subsequent Events

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued.  The Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.